UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-09651
                                   811-09735

Name of Fund:  Merrill Lynch Focus Twenty Fund, Inc.
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
     Officer, Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 05/31/05

Item 1 - Report to Stockholders


Merrill Lynch Focus Twenty
Fund, Inc.


Semi-Annual Report
May 31, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863);
(2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Focus Twenty Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


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Merrill Lynch Focus Twenty Fund, Inc.



Officers and Directors/Trustees


Robert C. Doll, Jr., President and Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Stephen B. Swensrud, Director/Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Change in Portfolio Management


Effective June 30, 2005, Merrill Lynch Focus Twenty Fund, Inc. is managed by Senior Portfolio Manager Lawrence Fuller and Associate Portfolio Manager Tom Burke, who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Fuller has been a Managing Director of Merrill Lynch Investment Managers ("MLIM") since 2000. Mr. Burke has been a Director of MLIM since 1998.


Change in Investment Process


Effective June 30, 2005, Merrill Lynch Focus Twenty Fund, Inc. has changed its investment approach whereby companies are selected through a process of both top-down macro-economic analysis of economic and business conditions, and bottom-up analysis of the business fundamentals of individual companies. The Fund will emphasize common stock of companies with mid-to-large stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The stocks are selected from a universe of companies that Fund management believes have above average growth potential. Management will make investment decisions based on judgements regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



A Letter From the President


Dear Shareholder

After expanding at an annualized rate of 4.4% in 2004, U.S. gross domestic product grew at an estimated 3.5% in the first quarter of 2005. The slowdown was not entirely unexpected given last year's healthy growth and the evolution of the economic cycle. The Federal Reserve Board - with one eye firmly affixed on the economic indicators and the other on inflationary measures - has increased the federal funds rate by 25 basis points (.25%) at each of its eight meetings since June 2004. At period-end, the target short-term interest rate stood at 3%.

U.S. equity markets ended 2004 in a strong rally, but have struggled to record meaningful gains in 2005. The potential for slowing economic and corporate earnings growth, as well as volatile energy prices, have intermittently hampered equity market progress. On the positive side, corporate transactions, such as mergers and acquisitions, stock buy-backs and dividend payouts, have all increased. In Asia, equities have continued to benefit from higher economic growth prospects and valuations that appear inexpensive relative to other parts of the world.

In the bond market, the yield curve flattening "conundrum" continued as short-term and long-term yields moved still closer together. Over the past year, the two-year Treasury yield increased 106 basis points while the 10-year Treasury yield declined 66 basis points. At May 31, 2005, the two-year Treasury note yielded 3.60% and the 10-year Treasury note yielded 4%. The falling long-term rates may be partly attributed to foreign interest in U.S. assets and increased issuance of short-term Treasury bonds to finance the federal deficit. Notably, the government is considering the reissuance of the 30-year Treasury, which was suspended in August 2001. This would allow the U.S. Treasury to adopt a more flexible approach to borrowing, while providing investors with another long-term fixed income option.

Amid these conditions, the major benchmarks posted six-month and 12-month returns as follows:

Total Returns as of May 31, 2005                                       6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                             +2.42%        + 8.24%
Small-cap U.S. equities (Russell 2000 Index)                            -2.10%        + 9.82%
International equities (MSCI Europe Australasia Far East Index)         +1.81%        +14.62%
Fixed income (Lehman Brothers Aggregate Bond Index)                     +2.90%        + 6.82%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          +3.51%        + 7.96%
High yield bonds (Credit Suisse First Boston High Yield Index)          +0.60%        + 9.97%

While the environment is likely to remain somewhat challenging, we believe opportunities exist for investors. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Director/Trustee



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



A Discussion With Your Fund's Portfolio Management Team Leader


We continued our search for companies with superior earnings and revenue growth and, relative to the Russell 1000 Growth Index, ended the period with a focus on higher-beta, smaller-capitalization stocks.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended May 31, 2005, Merrill Lynch Focus Twenty
Fund, Inc.'s Class A, Class B, Class C and Class I Shares had total returns of -3.07%, -3.18%, -3.21% and -2.42%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 - 7 of this report to shareholders.) For the same period, the benchmark Russell 1000 Growth Index returned +2.51% and the Lipper Multi-Cap Growth Funds category had an average return of +1.45%. (This Lipper category includes funds that invest in a variety of market-capitalization ranges without concentrating 75% of their assets in any one range. Multi-Cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of stocks in a major, unmanaged stock index.)

The past six months was a challenging period for investing. Similar to the prior period, we again observed large up and down swings in the market. While the period started with a positive tone in the fourth quarter of 2004, it quickly turned negative. From the period's peak to its trough, we witnessed the Russell 1000 Growth Index decline approximately 10% before recovering to end the period in positive territory. Volatile oil prices, shifting interest rates and conflicting economic data set the tone for the underlying investment environment. After weathering this very volatile patch, the market embarked on a significant rally during the final month of the period, with the Russell 1000 Growth Index providing a return of +4.84% for the month of May.

Generally speaking, industrials and healthcare companies were the biggest detractors from relative performance while telecommunications and financial services companies contributed positively to the Fund's relative results. Specifically, our overweight positions in eBay, Inc., Tektronix, Inc., Boston Scientific Corp. and Ball Corp. delivered the severest performance penalties. Conversely, overweightings in Nextel Partners, Inc., Apple Computer, Inc. and Caremark Rx, Inc. contributed positively to relative results.

Our investment process focused primarily on companies with superior earnings growth and revenue acceleration. During this period and within our investment universe, these characteristics were not rewarded. In general, these factors returned mixed results.


What changes were made to the portfolio during the period?

Relative to its benchmark, the portfolio began the period with overweight positions in the industrials, materials, telecommunications and technology sectors and underweight positions in consumer staples, health care and financials.

Overall, we added to the portfolio's positions in the technology and energy sectors while reducing or further shortening our relative weightings in industrials, health care and consumer discretionary. Changes in portfolio composition were largely based on bottom-up stock picking rather than a macro view of the economy or individual sectors.

Key purchases during this period included Apple Computer, Chicago Mercantile Exchange Holdings, Inc., Premcor, Inc., Chevron Corp. and Activision, Inc. Notable sales included NTL Inc., Monsanto Co., Cisco Systems, Inc., Caterpillar Inc., ImClone Systems Inc. and Fastenal Co.


How would you characterize the portfolio's position at the close of the period?

At the end of the period, the portfolio was overweight in the technology, materials and energy sectors and underweight in health care, consumer staples and consumer discretionary. The portfolio also was positioned with a higher beta than the Russell 1000 Growth Index and held stocks with a smaller weighted average market capitalization. Overall, we continue to focus on companies with compelling growth and momentum characteristics.

We remain optimistic on the U.S. economy and look for continued moderate growth in corporate revenues and earnings.


Brian Fullerton
Portfolio Management Team Leader


June 13, 2005



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 maintain a four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Performance Data (continued)

Recent Performance Results
                                                        6-Month         12-Month     Since Inception
As of May 31, 2005                                    Total Return    Total Return     Total Return
ML Focus Twenty Fund, Inc.--Class A Shares*              -3.07%          -2.47%           -84.20%
ML Focus Twenty Fund, Inc.--Class B Shares*              -3.18           -3.18            -84.80
ML Focus Twenty Fund, Inc.--Class C Shares*              -3.21           -3.21            -84.90
ML Focus Twenty Fund, Inc.--Class I Shares*              -2.42           -1.83            -83.90
Russell 1000 (R) Growth Index**                          +2.51           +3.33            -41.45
S&P 500 (R) Index***                                     +2.42           +8.24            - 8.26
S&P 500 (R) Barra Growth Index****                       +3.07           +4.58            -30.21

   * Investment results shown do not reflect sales charges; results would be lower if a sales charge were included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 3/03/00.

  ** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those
     Russell 1000 securities with a greater-than-average growth orientation. Since inception total return is from 3/03/00.

 *** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and
     30% of NYSE issues. Since inception total return is from 3/03/00.

**** This unmanaged broad-based Index is a capitalization-weighted index of all the stocks in the
     Standard & Poor's 500 Index that have higher price-to-book ratios. Since inception total return is from 3/03/00.

     Russell 1000 is a registered trademark of the Frank Russell Company.

     S&P 500 is a registered trademark of the McGraw-Hill Companies.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Performance Data (concluded)


Average Annual Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 5/31/05                  - 2.47%          - 7.59%
Five Years Ended 5/31/05                -25.49           -26.29
Inception (3/03/00)
through 5/31/05                         -29.66           -30.38

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

One Year Ended 5/31/05                  - 3.18%          - 7.06%
Five Years Ended 5/31/05                -26.02           -26.32
Inception (3/03/00)
through 5/31/05                         -30.18           -30.31

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

One Year Ended 5/31/05                  - 3.21%          - 4.17%
Five Years Ended 5/31/05                -26.12           -26.12
Inception (3/03/00)
through 5/31/05                         -30.27           -30.27

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.



                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 5/31/05                  - 1.83%          - 6.98%
Five Years Ended 5/31/05                -25.21           -26.01
Inception (3/03/00)
through 5/31/05                         -29.41           -30.13

 * Maximum sales charge is 5.25%.

** Assuming maximum sales charge.



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on December 1, 2004 and held through May 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                            Expenses Paid
                                                          Beginning          Ending       During the Period*
                                                        Account Value    Account Value     December 1, 2004
                                                         December 1,        May 31,           to May 31,
                                                             2004             2005               2005
Actual

Class A                                                     $1,000          $969.30             $ 9.92
Class B                                                     $1,000          $968.20             $14.13
Class C                                                     $1,000          $967.90             $14.23
Class I                                                     $1,000          $975.80             $ 8.72

Hypothetical (5% annual return before expenses)**

Class A                                                     $1,000         $1,014.86            $10.15
Class B                                                     $1,000         $1,010.57            $14.44
Class C                                                     $1,000         $1,010.47            $14.54
Class I                                                     $1,000         $1,016.11            $ 8.90

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (2.02% for Class A, 2.88% for Class B, 2.90% for Class C and 1.77% for Class I), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Statement of Assets and Liabilities                                                         Merrill Lynch Focus Twenty Fund, Inc.

As of May 31, 2005
Assets

           Investment in Master Focus Twenty Trust (the "Trust"), at value
           (identified cost--$101,956,790)                                                                        $   105,517,464
           Prepaid expenses                                                                                                22,031
                                                                                                                  ---------------
           Total assets                                                                                               105,539,495
                                                                                                                  ---------------

Liabilities

           Payables:
               Other affiliates                                                                $       206,499
               Distributor                                                                              70,953
               Administrator                                                                            17,854            295,306
                                                                                               ---------------
           Accrued expenses                                                                                                27,633
                                                                                                                  ---------------
           Total liabilities                                                                                              322,939
                                                                                                                  ---------------

Net Assets

           Net assets                                                                                             $   105,216,556
                                                                                                                  ===============

Net Assets Consist of

           Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                          $       646,679
           Class B Shares of Common Stock, $.10 par value, 300,000,000 shares authorized                                3,283,045
           Class C Shares of Common Stock, $.10 par value, 300,000,000 shares authorized                                1,935,086
           Class I Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                                  989,183
           Paid-in capital in excess of par                                                                         1,672,193,205
           Accumulated investment loss--net                                                    $   (1,138,110)
           Accumulated realized capital losses allocated from the Trust--net                   (1,576,253,206)
           Unrealized appreciation allocated from the Trust--net                                     3,560,674
                                                                                               ---------------
           Total accumulated losses--net                                                                          (1,573,830,642)
                                                                                                                  ---------------
           Net Assets                                                                                             $   105,216,556
                                                                                                                  ===============

Net Asset Value

           Class A--Based on net assets of $10,247,210 and 6,466,789 shares outstanding                           $          1.58
                                                                                                                  ===============
           Class B--Based on net assets of $49,784,362 and 32,830,447 shares outstanding                          $          1.52
                                                                                                                  ===============
           Class C--Based on net assets of $29,303,865 and 19,350,855 shares outstanding                          $          1.51
                                                                                                                  ===============
           Class I--Based on net assets of $15,881,119 and 9,891,829 shares outstanding                           $          1.61
                                                                                                                  ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Statement of Operations                                                                     Merrill Lynch Focus Twenty Fund, Inc.

For the Six Months Ended May 31, 2005
Investment Income

           Net investment income allocated from the Trust:
               Dividends                                                                                          $       445,301
               Interest from affiliates                                                                                    14,771
               Securities lending                                                                                           6,550
               Expenses (net of $30,477 waiver)                                                                         (427,999)
                                                                                                                  ---------------
           Total income                                                                                                    38,623
                                                                                                                  ---------------

Expenses

           Account maintenance and distribution fees--Class B                                  $       288,141
           Transfer agent fees--Class B                                                                230,266
           Account maintenance and distribution fees--Class C                                          171,272
           Administration fees                                                                         152,000
           Transfer agent fees--Class C                                                                140,592
           Transfer agent fees--Class I                                                                 61,952
           Transfer agent fees--Class A                                                                 39,744
           Printing and shareholder reports                                                             31,827
           Registration fees                                                                            28,172
           Account maintenance fees--Class A                                                            14,516
           Professional fees                                                                             9,920
           Other                                                                                         8,331
                                                                                               ---------------
           Total expenses                                                                                               1,176,733
                                                                                                                  ---------------
           Investment loss--net                                                                                       (1,138,110)
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss) Allocated from the Trust--Net

           Realized gain on investments--net                                                                            4,774,098
           Change in unrealized appreciation on investments--net                                                      (7,476,083)
                                                                                                                  ---------------
           Total realized and unrealized loss--net                                                                    (2,701,985)
                                                                                                                  ---------------
           Net Decrease in Net Assets Resulting from Operations                                                   $   (3,840,095)
                                                                                                                  ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Statements of Changes in Net Assets                                                         Merrill Lynch Focus Twenty Fund, Inc.
                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                   May 31,         November 30,
Increase (Decrease) in Net Assets:                                                                   2005              2004
Operations

           Investment loss--net                                                                $   (1,138,110)    $   (2,878,145)
           Realized gain--net                                                                        4,774,098         12,303,076
           Change in unrealized appreciation--net                                                  (7,476,083)        (2,647,732)
                                                                                               ---------------    ---------------
           Net increase (decrease) in net assets resulting from operations                         (3,840,095)          6,777,199
                                                                                               ---------------    ---------------

Capital Share Transactions

           Net decrease in net assets derived from capital share transactions                     (34,556,257)       (50,862,426)
                                                                                               ---------------    ---------------

Net Assets

           Total decrease in net assets                                                           (38,396,352)       (44,085,227)
           Beginning of period                                                                     143,612,908        187,698,135
                                                                                               ---------------    ---------------
           End of period*                                                                      $   105,216,556    $   143,612,908
                                                                                               ===============    ===============
              * Accumulated investment loss--net                                               $   (1,138,110)                 --
                                                                                               ===============    ===============

                See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Financial Highlights                                                                        Merrill Lynch Focus Twenty Fund, Inc.
                                                                                         Class A

                                                           For the Six
                                                           Months Ended
The following per share data and ratios have been derived    May 31,               For the Year Ended November 30,
from information provided in the financial statements.         2005         2004           2003           2002           2001
Per Share Operating Performance

           Net asset value, beginning of period          $       1.63   $       1.56   $       1.27   $       1.99   $       6.23
                                                         ------------   ------------   ------------   ------------   ------------
           Investment loss--net                            (.01)+++++     (.02)+++++     (.02)+++++     (.03)+++++          (.03)
           Realized and unrealized gain (loss)--net             (.04)            .09            .31          (.69)         (4.21)
                                                         ------------   ------------   ------------   ------------   ------------
           Total from investment operations                     (.05)            .07            .29          (.72)         (4.24)
                                                         ------------   ------------   ------------   ------------   ------------
           Net asset value, end of period                $       1.58   $       1.63   $       1.56   $       1.27   $       1.99
                                                         ============   ============   ============   ============   ============

Total Investment Return**

           Based on net asset value per share              (3.07%)+++          4.49%         22.83%       (36.18%)       (68.06%)
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

           Expenses++                                          2.02%*          1.95%          2.10%          2.12%          1.38%
                                                         ============   ============   ============   ============   ============
           Investment loss--net                              (1.25%)*        (1.08%)        (1.57%)        (1.87%)         (.95%)
                                                         ============   ============   ============   ============   ============

Supplemental Data

           Net assets, end of period (in thousands)      $     10,247   $     13,494   $     18,007   $     18,664   $     43,576
                                                         ============   ============   ============   ============   ============
           Portfolio turnover of the Trust                     44.88%        182.69%        316.42%        275.69%        137.66%
                                                         ============   ============   ============   ============   ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Financial Highlights (continued)                                                            Merrill Lynch Focus Twenty Fund, Inc.
                                                                                         Class B

                                                           For the Six
                                                           Months Ended
The following per share data and ratios have been derived    May 31,               For the Year Ended November 30,
from information provided in the financial statements.         2005         2004           2003           2002           2001
Per Share Operating Performance

           Net asset value, beginning of period          $       1.57   $       1.51   $       1.24   $       1.96   $       6.19
                                                         ------------   ------------   ------------   ------------   ------------
           Investment loss--net                            (.02)+++++     (.03)+++++     (.03)+++++     (.04)+++++          (.06)
           Realized and unrealized gain (loss)--net             (.03)            .09            .30          (.68)         (4.17)
                                                         ------------   ------------   ------------   ------------   ------------
           Total from investment operations                     (.05)            .06            .27          (.72)         (4.23)
                                                         ------------   ------------   ------------   ------------   ------------
           Net asset value, end of period                $       1.52   $       1.57   $       1.51   $       1.24   $       1.96
                                                         ============   ============   ============   ============   ============

Total Investment Return**

           Based on net asset value per share              (3.18%)+++          3.97%         21.77%       (36.73%)       (68.34%)
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

           Expenses++                                          2.88%*          2.81%          2.98%          2.98%          2.18%
                                                         ============   ============   ============   ============   ============
           Investment loss--net                              (2.11%)*        (1.93%)        (2.45%)        (2.72%)        (1.75%)
                                                         ============   ============   ============   ============   ============

Supplemental Data

           Net assets, end of period (in thousands)      $     49,784   $     67,922   $     89,384   $     94,834   $    213,058
                                                         ============   ============   ============   ============   ============
           Portfolio turnover of the Trust                     44.88%        182.69%        316.42%        275.69%        137.66%
                                                         ============   ============   ============   ============   ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Financial Highlights (continued)                                                            Merrill Lynch Focus Twenty Fund, Inc.
                                                                                         Class C

                                                           For the Six
                                                           Months Ended
The following per share data and ratios have been derived    May 31,               For the Year Ended November 30,
from information provided in the financial statements.         2005         2004           2003           2002           2001
Per Share Operating Performance

           Net asset value, beginning of period          $       1.56   $       1.51   $       1.24   $       1.96   $       6.19
                                                         ------------   ------------   ------------   ------------   ------------
           Investment loss--net                            (.02)+++++     (.03)+++++     (.03)+++++     (.04)+++++          (.06)
           Realized and unrealized gain (loss)--net             (.03)            .08            .30          (.68)         (4.17)
                                                         ------------   ------------   ------------   ------------   ------------
           Total from investment operations                     (.05)            .05            .27          (.72)         (4.23)
                                                         ------------   ------------   ------------   ------------   ------------
           Net asset value, end of period                $       1.51   $       1.56   $       1.51   $       1.24   $       1.96
                                                         ============   ============   ============   ============   ============

Total Investment Return**

           Based on net asset value per share              (3.21%)+++          3.31%         21.77%       (36.73%)       (68.34%)
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

           Expenses++                                          2.90%*          2.83%          3.01%          3.01%          2.19%
                                                         ============   ============   ============   ============   ============
           Investment loss--net                              (2.14%)*        (1.95%)        (2.49%)        (2.75%)        (1.76%)
                                                         ============   ============   ============   ============   ============

Supplemental Data

           Net assets, end of period (in thousands)      $     29,304   $     41,234   $     53,202   $     56,512   $    127,506
                                                         ============   ============   ============   ============   ============
           Portfolio turnover of the Trust                     44.88%        182.69%        316.42%        275.69%        137.66%
                                                         ============   ============   ============   ============   ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Financial Highlights (concluded)                                                            Merrill Lynch Focus Twenty Fund, Inc.
                                                                                         Class I

                                                           For the Six
                                                           Months Ended
The following per share data and ratios have been derived    May 31,               For the Year Ended November 30,
from information provided in the financial statements.         2005         2004           2003           2002           2001
Per Share Operating Performance

           Net asset value, beginning of period          $       1.65   $       1.57   $       1.28   $       2.00   $       6.24
                                                         ------------   ------------   ------------   ------------   ------------
           Investment loss--net                            (.01)+++++     (.01)+++++     (.02)+++++     (.03)+++++          (.02)
           Realized and unrealized gain (loss)--net             (.03)            .09            .31          (.69)         (4.22)
                                                         ------------   ------------   ------------   ------------   ------------
           Total from investment operations                     (.04)            .08            .29          (.72)         (4.24)
                                                         ------------   ------------   ------------   ------------   ------------
           Net asset value, end of period                $       1.61   $       1.65   $       1.57   $       1.28   $       2.00
                                                         ============   ============   ============   ============   ============

Total Investment Return**

           Based on net asset value per share              (2.42%)+++          5.10%         22.66%       (36.00%)       (67.95%)
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

           Expenses++                                          1.77%*          1.70%          1.86%          1.90%          1.13%
                                                         ============   ============   ============   ============   ============
           Investment loss--net                              (1.00%)*         (.83%)        (1.33%)        (1.64%)         (.72%)
                                                         ============   ============   ============   ============   ============

Supplemental Data

           Net assets, end of period (in thousands)      $     15,881   $     20,962   $     27,105   $     24,887   $     43,081
                                                         ============   ============   ============   ============   ============
           Portfolio turnover of the Trust                     44.88%        182.69%        316.42%        275.69%        137.66%
                                                         ============   ============   ============   ============   ============

             * Annualized.

            ** Total investment returns exclude the effects of sales charges.

            ++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

         +++++ Based on average shares outstanding.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Notes to Financial Statements
Merrill Lynch Focus Twenty Fund, Inc.


1. Significant Accounting Policies:
Merrill Lynch Focus Twenty Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Focus Twenty Trust
(the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at May 31, 2005 was 100.0%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Notes to Financial Statements (continued)
Merrill Lynch Focus Twenty Fund, Inc.


                                           Account
                                       Maintenance         Distribution
                                               Fee                  Fee

Class A                                       .25%                   --
Class B                                       .25%                 .75%
Class C                                       .25%                 .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2005, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

                                              FAMD               MLPF&S

Class A                                     $   50               $  748
Class I                                     $    1               $   14



For the six months ended May 31, 2005, MLPF&S received contingent deferred sales charges of $64,781 and $6,463 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS and/or ML & Co.


3. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $34,556,257 and $50,862,426 for the six months ended May 31, 2005 and for the year ended November 30, 2004, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the
Six Months Ended                                                 Dollar
May 31, 2005                                Shares               Amount

Shares sold                                 41,468       $       66,538
Automatic conversion of shares             261,691              423,006
                                    --------------      ---------------
Total issued                               303,159              489,544
Shares redeemed                        (2,121,398)          (3,407,044)
                                    --------------      ---------------
Net decrease                           (1,818,239)      $   (2,917,500)
                                    ===============      ===============


Class A Shares for the Year                                      Dollar
Ended November 30, 2004                     Shares               Amount

Shares sold                                481,329      $       794,575
Automatic conversion of shares             652,055            1,064,480
                                    --------------      ---------------
Total issued                             1,133,384            1,859,055
Shares redeemed                        (4,412,770)          (7,051,872)
                                    --------------      ---------------
Net decrease                           (3,279,386)      $   (5,192,817)
                                    ==============      ===============


Class B Shares for the
Six Months Ended                                                 Dollar
May 31, 2005                                Shares               Amount

Shares sold                                348,829      $       531,345
                                    --------------      ---------------
Automatic conversion of shares           (272,937)            (423,006)
Shares redeemed                       (10,635,387)         (16,358,920)
                                    --------------      ---------------
Total redeemed                        (10,908,324)         (16,781,926)
                                    --------------      ---------------
Net decrease                          (10,559,495)      $  (16,250,581)
                                    ==============      ===============


Class B Shares for the Year                                      Dollar
Ended November 30, 2004                     Shares               Amount

Shares sold                              1,378,821      $     2,172,468
                                    --------------      ---------------
Automatic conversion of shares           (676,047)          (1,064,480)
Shares redeemed                       (16,519,625)         (25,628,371)
                                    --------------      ---------------
Total redeemed                        (17,195,672)         (26,692,851)
                                    --------------      ---------------
Net decrease                          (15,816,851)      $  (24,520,383)
                                    ==============      ===============


Class C Shares for the
Six Months Ended                                                 Dollar
May 31, 2005                                Shares               Amount

Shares sold                                219,105      $       339,781
Shares redeemed                        (7,240,166)         (11,143,300)
                                    --------------      ---------------
Net decrease                           (7,021,061)      $  (10,803,519)
                                    ==============      ===============


Class C Shares for the Year                                      Dollar
Ended November 30, 2004                     Shares               Amount

Shares sold                              1,088,748      $     1,725,857
Shares redeemed                        (9,990,558)         (15,543,166)
                                    --------------      ---------------
Net decrease                           (8,901,810)      $  (13,817,309)
                                    ==============      ===============



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Notes to Financial Statements (concluded)
Merrill Lynch Focus Twenty Fund, Inc.


Class I Shares for the
Six Months Ended                                                 Dollar
May 31, 2005                                Shares               Amount

Shares sold                                200,294      $       324,716
Shares redeemed                        (3,027,150)          (4,909,373)
                                    --------------      ---------------
Net decrease                           (2,826,856)      $   (4,584,657)
                                    ==============      ===============


Class I Shares for the Year                                      Dollar
Ended November 30, 2004                     Shares               Amount

Shares sold                                798,734      $     1,324,620
Shares redeemed                        (5,322,105)          (8,656,537)
                                    --------------      ---------------
Net decrease                           (4,523,371)      $   (7,331,917)
                                    ==============      ===============


4. Capital Loss Carryforward:
On November 30, 2004, the Fund had a net capital loss carryforward of $1,579,252,585, of which $203,559,656 expires in 2008, $1,109,040,883 expires in 2009 and $266,652,046 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Portfolio Holdings as of May 31, 2005                 Master Focus Twenty Trust


                                                       Percent of
                                                         Total
Industry* Classification                              Investments

Communications Equipment                                  9.3%
Internet & Software Services                              8.8
Oil, Gas & Consumable Fuels                               6.7
Health Care Providers & Services                          6.1
Computers & Peripherals                                   4.8
Internet & Catalog Retail                                 4.2
Metals & Mining                                           3.9
Wireless Telecommunication Services                       3.9
Health Care Equipment & Supplies                          3.8
Insurance                                                 3.7
Auto Components                                           3.6
Software                                                  3.6
Containers & Packaging                                    3.5
Road & Rail                                               3.5
Commercial Services & Supplies                            3.4
Capital Markets                                           2.4
Diversified Financial Services                            2.4
IT Services                                               2.3
Household Products                                        2.1
Machinery                                                 1.9
Electronic Equipment & Instruments                        1.7
Other**                                                  14.4

 * For Trust compliance purposes, "industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definiton may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** Includes portfolio holdings in short-term investments.



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Schedule of Investments                                          Master Focus Twenty Trust
                                                                 Shares
Industry*         Common Stocks                                    Held           Value
Auto Components--4.2%
                  Autoliv, Inc.                                  95,000      $   4,408,950

Capital Markets--2.7%
                  Goldman Sachs Group, Inc.                      29,200          2,847,000

Commercial Services & Supplies--3.9%
                  Robert Half International, Inc. (d)           163,400          4,075,196

Communications Equipment--10.7%
                  Comverse Technology, Inc. (c)(d)              183,300          4,313,049
                  Juniper Networks, Inc. (c)(d)                 163,800          4,199,832
                  Motorola, Inc.                                157,500          2,735,775
                                                                             -------------
                                                                                11,248,656

Computers & Peripherals--5.5%
                  Apple Computer, Inc. (c)                      146,800          5,829,428

Containers & Packaging--4.0%
                  Ball Corp.                                    112,600          4,228,130

Diversified Financial Services--2.8%
                  Chicago Mercantile Exchange
                  Holdings, Inc.                                 13,500          2,918,565

Electronic Equipment & Instruments--2.0%
                  Flir Systems, Inc. (c)(d)                      78,400          2,101,120

Health Care Equipment & Supplies--4.4%
                  Boston Scientific Corp. (c)                    75,600          2,048,004
                  Fisher Scientific International (c)            41,500          2,592,090
                                                                             -------------
                                                                                 4,640,094

Health Care Providers & Services--7.0%
                  Aetna, Inc. New Shares                         33,800          2,636,738
                  Caremark Rx, Inc. (c)                         106,700          4,765,222
                                                                             -------------
                                                                                 7,401,960

Household Products--2.5%
                  Clorox Co.                                     44,400          2,593,404

IT Services--2.7%
                  Alliance Data Systems Corp. (c)                74,500          2,810,140

Insurance--4.2%
                  HCC Insurance Holdings, Inc. (d)              112,900          4,426,809


                                                                 Shares
Industry*         Common Stocks                                    Held           Value
Internet & Catalog Retail--4.8%
                  eBay, Inc. (c)                                132,200      $   5,024,922

Internet Software & Services--10.0%
                  Akamai Technologies, Inc. (c)(d)              334,500          4,696,380
                  Yahoo!, Inc. (c)                              159,800          5,944,560
                                                                             -------------
                                                                                10,640,940

Machinery--2.1%
                  Parker Hannifin Corp.                          37,700          2,274,441

Metals & Mining--4.4%
                  Phelps Dodge Corp.                             53,300          4,658,420

Oil, Gas & Consumable Fuels--7.6%
                  Chevron Corp.                                  84,500          4,544,410
                  Premcor, Inc.                                  51,900          3,522,453
                                                                             -------------
                                                                                 8,066,863

Road & Rail--4.0%
                  Norfolk Southern Corp.                        131,500          4,197,480

Software--4.1%
                  Activision, Inc. (c)                          277,066          4,366,560

Wireless Telecommunication Services--4.4%
                  Nextel Partners, Inc. Class A (c)(d)          196,200          4,659,750

Total Common Stocks
(Cost--$99,858,154)--98.0%                                                     103,418,828


                                                             Beneficial
Short-Term Securities                                          Interest
Merrill Lynch Liquidity Series, LLC
   Cash Sweep Series I (a)                                  $ 2,494,044          2,494,044
Merrill Lynch Liquidity Series, LLC
   Money Market Series (a)(b)                                14,959,750         14,959,750

Total Short-Term Securities
(Cost--$17,453,794)--16.6%                                                      17,453,794

Total Investments (Cost--$117,311,948**)--114.6%                               120,872,622
Liabilities in Excess of Other Assets--(14.6%)                                (15,355,158)
                                                                             -------------
Net Assets--100.0%                                                           $ 105,517,464
                                                                             =============

  * For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31,
    2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                     $    117,311,948
                                                       ================
    Gross unrealized appreciation                      $      8,314,246
    Gross unrealized depreciation                           (4,753,572)
                                                       ----------------
    Net unrealized appreciation                        $      3,560,674
                                                       ================

(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company
    Act of 1940) were as follows:


                                                Net            Interest
    Affiliate                                 Activity           Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I               $1,533,246         $14,771
    Merrill Lynch Liquidity Series,
       LLC Money Market Series               $3,082,742         $ 6,550

(b) Security was purchased with the cash proceeds from securities loans.

(c) Non-income producing security.

(d) Security, or portion of security, is on loan.

    See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Statement of Assets and Liabilities                                                                     Master Focus Twenty Trust

As of May 31, 2005
Assets

           Investments in unaffiliated securities, at value (including securities
           loaned of $14,430,123) (identified cost--$99,858,154)                                                  $   103,418,828
           Investments in affiliated securities, at value (identified cost--$17,453,794)                               17,453,794
           Receivables:
               Dividends                                                                       $       129,485
               Contributions                                                                             3,429
               Interest from affiliates                                                                  2,988
               Securities lending                                                                        1,494            137,396
                                                                                               ---------------
           Prepaid expenses                                                                                                 3,677
                                                                                                                  ---------------
           Total assets                                                                                               121,013,695
                                                                                                                  ---------------

Liabilities

           Collateral on securities loaned, at value                                                                   14,959,750
           Payables:
               Withdrawals                                                                             460,931
               Investment adviser                                                                       39,388
               Other affiliates                                                                          1,138            501,457
                                                                                               ---------------
           Accrued expenses                                                                                                35,024
                                                                                                                  ---------------
           Total liabilities                                                                                           15,496,231
                                                                                                                  ---------------

Net Assets

           Net assets                                                                                             $   105,517,464
                                                                                                                  ===============

Net Assets Consist of

           Investors' capital                                                                                     $   101,956,790
           Unrealized appreciation--net                                                                                 3,560,674
                                                                                                                  ---------------
           Net Assets                                                                                             $   105,517,464
                                                                                                                  ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Statement of Operations                                                                                 Master Focus Twenty Trust

For the Six Months Ended May 31, 2005
Investment Income

           Dividends                                                                                              $       445,301
           Interest from affiliates                                                                                        14,771
           Securities lending--net                                                                                          6,550
                                                                                                                  ---------------
           Total income                                                                                                   466,622
                                                                                                                  ---------------

Expenses

           Investment advisory fees                                                            $       365,727
           Accounting services                                                                          46,776
           Professional fees                                                                            18,245
           Custodian fees                                                                               14,660
           Trustees' fees and expenses                                                                   7,137
           Other                                                                                         5,931
                                                                                               ---------------
           Total expenses before waiver                                                                458,476
           Waiver of expenses                                                                         (30,477)
                                                                                               ---------------
           Total expenses after waiver                                                                                    427,999
                                                                                                                  ---------------
           Investment income--net                                                                                          38,623
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

           Realized gain on investments--net                                                                            4,774,098
           Change in unrealized appreciation on investments--net                                                      (7,476,083)
                                                                                                                  ---------------
           Total realized and unrealized loss--net                                                                    (2,701,985)
                                                                                                                  ---------------
           Net Decrease in Net Assets Resulting from Operations                                                   $   (2,663,362)
                                                                                                                  ===============

           See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Statements of Changes in Net Assets                                                                     Master Focus Twenty Trust
                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                   May 31,         November 30,
Increase (Decrease) in Net Assets:                                                                   2005              2004
Operations

           Investment income--net                                                              $        38,623    $       286,791
           Realized gain--net                                                                        4,774,098         12,303,076
           Change in unrealized appreciation--net                                                  (7,476,083)        (2,647,732)
                                                                                               ---------------    ---------------
           Net increase (decrease) in net assets resulting from operations                         (2,663,362)          9,942,135
                                                                                               ---------------    ---------------

Capital Transactions

           Proceeds from contributions                                                               1,262,380          6,017,520
           Fair value of withdrawals                                                              (37,045,337)       (60,067,720)
                                                                                               ---------------    ---------------
           Net decrease in net assets derived from capital transactions                           (35,782,957)       (54,050,200)
                                                                                               ---------------    ---------------

Net Assets

           Total decrease in net assets                                                           (38,446,319)       (44,108,065)
           Beginning of period                                                                     143,963,783        188,071,848
                                                                                               ---------------    ---------------
           End of period                                                                       $   105,517,464    $   143,963,783
                                                                                               ===============    ===============

           See Notes to Financial Statements.


Financial Highlights                                                                                    Master Focus Twenty Trust

                                                                  For the Six
                                                                  Months Ended
The following per share data and ratios have been derived           May 31,              For the Year Ended November 30,
from information provided in the financial statements.                2005         2004         2003         2002         2001
Total Investment Return**

           Total investment return                                 (1.89%)++         6.07%       23.82%     (34.70%)           --
                                                                  ==========    ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver                                     .70%*          .71%         .71%         .75%         .68%
                                                                  ==========    ==========   ==========   ==========   ==========
           Expenses                                                    .75%*          .73%         .71%         .75%         .68%
                                                                  ==========    ==========   ==========   ==========   ==========
           Investment income (loss)--net                               .06%*          .17%       (.19%)       (.49%)       (.25%)
                                                                  ==========    ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)               $  105,517    $  143,964   $  188,072   $  198,406   $  429,953
                                                                  ==========    ==========   ==========   ==========   ==========
           Portfolio turnover                                         44.88%       182.69%      316.42%      275.69%      137.66%
                                                                  ==========    ==========   ==========   ==========   ==========

             * Annualized.

            ** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

            ++ Aggregate total investment return.

               See Notes to Financial Statements.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Notes to Financial Statements                         Master Focus Twenty Trust


1. Significant Accounting Policies:
Master Focus Twenty Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Notes to Financial Statements (continued)             Master Focus Twenty Trust


* Financial futures contracts--The Trust may purchase or sell financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Trust may purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added
to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Trust may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Income taxes--The Trust is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005



Notes to Financial Statements (concluded)             Master Focus Twenty Trust


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Trust. There is no increase in the aggregate fees paid by the Trust for these services.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .60% of the average daily value of the Trust's net assets. FAM has agreed to waive .05% of the average daily net assets of the Trust. This contractual waiver agreement has a one-year term and is renewable annually. For the six months ended May 31, 2005, FAM earned fees of $365,727, of which $30,477 was waived.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of May 31, 2005, the Trust lent securities with a value of $1,589,648 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended May 31, 2005, MLIM, LLC received $3,234 in securities lending agent fees.

For the six months ended May 31, 2005, the Trust reimbursed FAM $1,493 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K., and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2005 were $53,065,133 and $90,334,215, respectively.


4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .07% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Trust did not borrow under the credit agreement during the six months ended May 31, 2005.


5. Subsequent Event:
Effective June 13, 2005, FAM has contractually agreed to waive .20% of its investment advisory fee.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's
Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


MERRILL LYNCH FOCUS TWENTY FUND, INC.                              MAY 31, 2005


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


Date: July 15, 2005


By:     /s/ Donald C. Burke
       -------------------------------
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Focus Twenty Fund, Inc. and Master Focus Twenty Trust


Date: July 15, 2005